Note 12 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	Years ended December 31
	2015		2014	2013

Number of shares issued		----	14,618	28,634

Fair value of stock contributed	$	----	$351	$640

Cash contributed		674	300	73

Total expense		$674	$651	$713